SUBSIDIARY PUBLIC ISSUERS (Tables)	6 Months Ended
Jun. 30, 2019
Separate Financial Statements [Abstract]
Condensed Income Statement
The following table provides consolidated summary financial information for the partnership, BOP Split, BPO, Brookfield Property Finance ULC, Brookfield Property Preferred Equity Inc. and the holding entities:

(US$ Millions) For the three months ended Jun. 30, 2019	Brookfield Property Partners L.P.	BOP Split	BPO	Brookfield Property Preferred Equity Inc.	Brookfield Property Finance ULC	Holding entities(2)	Additional holding entities and eliminations(3)	Consolidating adjustments(4)	Brookfield Property Partners L.P consolidated
Revenue	$—	$12	$30	$—	$11	$716	$84	$1,173	$2,026
Net income attributable to unitholders(1)	62	56	149	—	(40)	127	137	(364)	127
For the three months ended Jun. 30, 2018
Revenue	$—	$26	$42	$—	$—	$222	$14	$1,347	$1,651
Net income attributable to unitholders(1)	198	161	(257)	—	—	534	—	(102)	534

(1)	Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units and BPR Units.

(2)	Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.

(3)
Includes BPY Bermuda Holdings IV Limited, BPY Bermuda Holdings V Limited and BPY Bermuda Holdings VI Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities.

(4)	Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.

(US$ Millions) For the six months ended Jun. 30, 2019	Brookfield Property Partners L.P.	BOP Split	BPO	Brookfield Property Preferred Equity Inc.	Brookfield Property Finance ULC	Holding entities(2)	Additional holding entities and eliminations(3)	Consolidating adjustments(4)	Brookfield Property Partners L.P consolidated
Revenue	$—	$23	$60	$—	$19	$1,272	$278	$2,447	$4,099
Net income attributable to unitholders(1)	224	163	598	—	(32)	460	516	(1,469)	460
For the six months ended Jun. 30, 2018
Revenue	$—	$14	$75	$—	$—	$463	$15	$2,704	$3,271
Net income attributable to unitholders(1)	394	111	(328)	—	—	1,064	—	(177)	1,064

(1)	Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units and BPR Units.

(2)	Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.

(3)
Includes BPY Bermuda Holdings IV Limited, BPY Bermuda Holdings V Limited and BPY Bermuda Holdings VI Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities.

(4)	Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.

Condensed Balance Sheet

(US$ Millions) As of Jun. 30, 2019	Brookfield Property Partners L.P.	BOP Split	BPO	Brookfield Property Preferred Equity Inc.	Brookfield Property Finance ULC	Holding entities(2)	Additional holding entities and eliminations(3)	Consolidating adjustments(4)	Brookfield Property Partners L.P consolidated
Current assets	$—	$4	$84	$—	$665	$8,980	$26	$(6,500)	$3,259
Non-current assets	13,921	11,748	22,304	—	426	27,530	1,914	25,580	103,423
Assets held for sale	—	—	—	—	—	—	—	1,346	1,346
Current liabilities	—	1,342	207	—	17	6,340	1,316	306	9,528
Non-current liabilities	—	4,305	6,035	—	1,069	2,141	121	40,148	53,819
Liabilities associated with assets held for sale	—	—	—	—	—	—	—	765	765
Preferred equity	178	—	—	—	—	—	—	—	178
Equity attributable to interests of others in operating subsidiaries and properties	—	—	2,284	—	—	—	—	13,602	15,886
Equity attributable to unitholders(1)	$13,743	$6,105	$13,862	$—	$5	$28,029	$503	$(34,395)	$27,852

(1)	Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units and BPR Units.

(2)	Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.

(3)
Includes BPY Bermuda Holdings IV Limited, BPY Bermuda Holdings V Limited and BPY Bermuda Holdings VI Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities.

(4)	Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.

(US$ Millions) As of Dec. 31, 2018	Brookfield Property Partners L.P.	BOP Split	BPO	Brookfield Property Preferred Equity Inc.	Brookfield Property Finance ULC	Holding entities(2)	Additional holding entities and eliminations(3)	Consolidating adjustments(4)	Brookfield Property Partners L.P consolidated
Current assets	$—	$52	$151	$—	$596	$6,144	$330	$(1,163)	$6,110
Non-current assets	13,273	11,748	20,359	—	—	30,277	1,775	37,974	115,406
Assets held for sale	—	—	—	—	—	—	—	1,004	1,004
Current liabilities	—	2,806	678	—	593	5,731	1,834	(1,499)	10,143
Non-current liabilities	—	3,053	4,738	—	—	2,406	5	55,272	65,474
Liabilities associated with assets held for sale	—	—	—	—	—	—	—	163	163
Equity attributable to interests of others in operating subsidiaries and properties	—	—	2,284	—	—	—	—	16,172	18,456
Equity attributable to unitholders(1)	$13,273	$5,941	$12,810	$—	$3	$28,284	$266	$(32,293)	$28,284

(1)	Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units and BPR Units.

(2)	Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.

(3)
Includes BPY Bermuda Holdings IV Limited, BPY Bermuda Holdings V Limited and BPY Bermuda Holdings VI Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities.

(4)	Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.